Net Income (Loss) per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the three months		For the nine months
	September 30, 2015	September 30, 2014	September 30, 2015	September 30, 2014
Income (Loss) per share - Basic:
Numerator for basic income (loss) per share	$(581,000)	$2,723,000	$(2,153,000)	$(6,127,000)
Denominator for basic income (loss) per share	32,622,377	25,238,412	31,366,292	23,094,457
Basic income (loss) per common share	$(0.02)	$0.11	$(0.07)	$(0.27)

Income (Loss) per share - Diluted:
Numerator for diluted income (loss) per share	$(581,000)	$2,723,000	$(2,153,000)	$(6,127,000)
Adjust: Change in fair value of dilutive warrants outstanding	-	(3,428,000)	-	-
Numerator for diluted income (loss) per share	$(581,000)	$(705,000)	$(2,153,000)	$(6,127,000)

Denominator for basic income (loss) per share	32,622,377	25,238,412	31,366,292	23,094,457
Plus: Incremental shares underlying warrants outstanding	-	8,252,777	-	-
Denominator for diluted income (loss) per share	32,622,377	33,491,189	31,366,292	23,094,457
Diluted income (loss) per common share	$(0.02)	$(0.02)	$(0.07)	$(0.27)

	(restated)	(restated)	(restated)
	For the three months	For the year	For the six months
	ended	ended	ended
(amounts in 000s, except share and per share data)	September 30, 2014	December 31, 2013	June 30, 2013
Loss per share – Basic:
Numerator for basic income (loss) per share	$2,723	$1,322	$237
Denominator for basic income (loss) per share	25,238,412	15,624,999	14,556,050
Basic income (loss) per common share	$0.11	$0.08	$0.02

Loss per share – Diluted:
Numerator for diluted income (loss) per share	$2,723	$1,322	237
Adjust: Fair value of dilutive warrants outstanding	(3,429)	(5,020)	(2,149)
Numerator for diluted income (loss) per share	$(706)	(3,698)	(1,912)

Denominator for basic income (loss) per share	25,238,412	15,624,999	14,556,050
Plus: Incremental shares underlying warrants outstanding	8,252,777	5,135,411	5,150,160
Denominator for diluted income (loss) per share	33,491,189	20,760,410	19,706,210
Diluted income (loss) per common share	$(0.02)	$(0.18)	$(0.10)

	(restated)	(restated)
	For the three months	For the year
	ended	ended
(amounts in 000s, except share and per share data)	March 31, 2013	December 31, 2010
Loss per share – Basic:
Numerator for basic income (loss) per share	$1,514	$3,880
Denominator for basic income (loss) per share	12,009,285	2,087,068
Basic income (loss) per common share	$0.13	$1.86

Loss per share – Diluted:
Numerator for diluted income (loss) per share	$1,514	$3,880
Adjust: Fair value of dilutive warrants outstanding	(2,756)	-
Numerator for diluted income (loss) per share	$(1,242)	$3,880

Denominator for basic income (loss) per share	12,009,285	2,087,068
Plus: Incremental shares underlying warrants outstanding	5,624,075	-
Denominator for diluted income (loss) per share	17,633,360	2,087,068
Diluted income (loss) per common share	$(0.07)	$1.86	(1)

(1)The impact of assumed exercise of warrants is not included because all of the warrants outstanding were “out of the money” during this period.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive securities have been excluded from the computations of diluted weighted-average shares outstanding as they would be anti-dilutive:

	September 30,
	2015	2014
Shares underlying warrants outstanding	5,925,836	16,793,301
Shares underlying options outstanding	3,888,657	2,424,612
Unvested restricted stock	436,333	-

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2014	2013
Shares underlying options outstanding	2,472,234	2,410,134
Shares underlying warrants outstanding	16,752,915	5,081,023
Unvested restricted stock	132,077	75,450